Gratuity and other post-employment benefit plans - Summary of Defined Benefit Plan Liability Recognized in Statement of Financial Position (Detail) - Defined Benefit Gratuity Plan [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Defined benefit liability
Present value of unfunded obligation	₨ 315	$ 4	₨ 300
Net liability	₨ 315	$ 4	₨ 300	$ 4	₨ 231	₨ 189